Organization and Principal Activities	12 Months Ended
Dec. 31, 2019
Organization and Principal Activities
Organization and Principal Activities

1. Organization and Principal Activities

Jupai Holdings Limited (the ‘‘Company’’), formerly Jupai Investment Group, was incorporated on August 13, 2012 in the Cayman Islands. The Company, through its subsidiaries and consolidated variable interest entity, Shanghai Jupai Investment Group Co., Ltd. (‘‘Shanghai Jupai’’ or ‘‘the VIE’’) and the VIE’s subsidiaries (collectively, the ‘‘Group’’), provides wealth management and asset management services to the high net worth individuals in the People’s Republic of China (‘‘PRC’’). The Group began offering services in 2010 through Shanghai Jupai, which was founded in the PRC on July 28, 2010.

In July 2015, the Company completed its initial public offering (“IPO”) on NYSE, and  acquired 100% equity interest in Scepter Pacific Limited (“Scepter”), from E-House Investment and Reckon Capital Limited upon closing of the Company’s IPO, in exchange for 32,481,552 of the Company’s ordinary shares. The aggregate transaction value of this acquisition was approximately USD56.4 million. Scepter is a holding company incorporated in BVI, and provides asset management services in China through a consolidated VIE, Shanghai E-Cheng Asset Management Co. Ltd. (“Shanghai E-Cheng”) in PRC (see Note 2)

In January 2016, the Group issued to Julius Baer Investment Ltd. (“Julius Baer”) and SINA Hong Kong Limited (“SINA”) 9,591,000 and 2,880,000 ordinary shares, respectively, representing approximately 4.99% and 1.5% of the Group’s total outstanding share capital, respectively, at USD1.83 per share, in a private placement.  The aggregate transaction value of this private placement was approximately USD22.9 million.

The Company’s significant subsidiaries as of December 31, 2019  include the following:

	Date of	Place of	Percentage of
	Incorporation/Acquisition	Incorporation	Ownership
Shanghai Juxiang Investment Management Consulting Co., Ltd. ("Shanghai Juxiang")	July 16, 2013	PRC	100%
Baoyi Investment Consulting (Shanghai) Co., Ltd. ("Shanghai Baoyi")	July 16, 2015	PRC	100%
Jupai HongKong Investment Limited("Jupai Hong Kong")	August 21, 2012	Hong Kong	100%
Shanghai Baoyixuan Investment Management Center (Limited Partnership) ("Baoyixuan")	December 24, 2015	PRC	100%

Shanghai Jupai’s significant subsidiaries as of December 31, 2019  include the following:

		Place of	Percentage of
	Date of Incorporation/acquisition	Incorporation	Ownership
Juzhou Asset Management (Shanghai) Co., Ltd. ("Juzhou")	May 17, 2013	PRC	85%
Shanghai Jupeng Asset Management Co., Ltd. ("Jupeng")	June 8, 2015	PRC	85%
Shanghai Jupai Yumao Fund Sales Co., Ltd. (“Yumao”)	Feb 26, 2014	PRC	100%
Shanghai Yubo Investment Management Co., Ltd. (“Yubo”)	July 16, 2015	PRC	100%

Shanghai E-Cheng’s significant subsidiaries as of December 31, 2019  include the following:

		Place of	Percentage of
	Date of Acquisition	Incorporation	Ownership
Shanghai Yidezhen Investment Management Center (Limited Partnership) ("Yidezhen")	July 16, 2015	PRC	100%